SUPPLEMENT DATED FEBRUARY 15, 2005 TO THE
                                           TRAVELERS PORTFOLIO ARCHITECT ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Portfolio Architect Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE FEBRUARY 14, 2005, the cover is supplemented to include the four following available variable funding options:

High Yield Bond Trust

THE TRAVELERS SERIES TRUST
     Social Awareness Stock Portfolio
     U.S. Government Securities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Templeton Foreign Securities Fund - Class 2



THE FUND FEES AND EXPENSES TABLE IN THE FEE TABLE SECTION IS SUPPLEMENTED AS
FOLLOWS:

                                                   DISTRIBUTION                               CONTRACTUAL     NET TOTAL
                                                      AND/OR                  TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE (12B-1)    OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                         FEE           FEES        EXPENSES      EXPENSES    REIMBURSEMENT     EXPENSES
----------------------------------- ------------  ---------------  --------   ------------   --------------   ---------
High Yield Bond Trust.............      0.52%            --           0.13%        0.65%            --          0.65%(21)

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Foreign Securities
     Fund -- Class 2 Shares*......      0.69%          0.25%          0.22%        1.16%          0.04%         1.12%(22)

THE TRAVELERS SERIES TRUST
   Social Awareness
     Stock Portfolio..............      0.62%            --           0.16%        0.78%            --          0.78%(23)
   U.S. Government
     Securities Portfolio.........      0.32%            --           0.10%        0.42%            --          0.42%(23)

--------------
   * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

   (21) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

   (22) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

   (23) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

THE VARIABLE FUNDING OPTIONS SECTION IS SUPPLEMENTED TO INCLUDE THE FOLLOWING:

           UNDERLYING                           INVESTMENT                          INVESTMENT
             FUNDS                              OBJECTIVE                       ADVISER/SUBADVISER
---------------------------------    ---------------------------------    -------------------------------
High Yield Bond Trust                Seeks high current income. The       TAMIC
                                     Fund normally invests in below
                                     investment-grade bonds and debt
                                     securities.

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Foreign Securities      Seeks long-term capital growth.      Templeton Investment Counsel,
     Fund -- Class 2 Shares          The Fund normally invests in         LLC
                                     investments, primarily equity
                                     securities, of issuers located
                                     outside of the U.S., including
                                     those in emerging markets.

THE TRAVELERS SERIES TRUST
   Social Awareness Stock            Seeks long term capital              Smith Barney Fund Management
     Portfolio                       appreciation and retention of        LLC ("SBFM")
                                     net investment income. The Fund
                                     normally invests in equity
                                     securities. The Fund seeks
                                     companies that meet certain
                                     investment criteria and social
                                     criteria.

   U.S. Government Securities        Seeks current income, total          TAMIC
     Portfolio                       return and high credit quality.
                                     The Fund normally invests in
                                     securities issued or guaranteed
                                     by the U.S. Government, its
                                     agencies or instrumentalities.


February 2005                                                            L-24488